Segment Information (Tables)	6 Months Ended
Sep. 30, 2025
Segment Information [Abstract]
Schedule of Company Revenue

The Group’s revenue derived from different products is as below:

	For the six months ended September 30,
	2025	2024
Cable and wire harness	$7,830,157	$8,604,502
Connectors	635,431	613,957
Total	$8,465,588	$9,218,459

Schedule of Disaggregation of Revenue

The majority of the Group’s revenue for the six months ended September 30, 2025 and 2024 was generated from product sales to different geographic areas including Europe, Asia and Americas. The following table sets forth the disaggregation of revenue by geographic area:

	For the six months ended September 30,
	2025	2024
Europe	$4,971,949	$5,626,272
Asia	2,896,950	2,736,289
Americas	596,689	855,847
Others	-	51
Total	$8,465,588	$9,218,459

Schedule of Long-Lived Assets by Geography	Long-lived assets by Geography
	As of September 30,	As of March 31,
	2025	2025
	(Unaudited)
Europe	$701,883	$541,543
Asia	5,311,311	5,207,187
Total	$6,013,194	$5,748,730